Loss on disposal of subsidiaries and other assets, net - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Payments to Acquire Businesses, Gross
Pay Services India LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 1,620
Disposal percentage of equity ownership	100.00%
Disposal Resulted Loss	$ 1,359
Total consideration received	$ 1,056